Long-term debt - Credit facility (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
IPO
Disclosure of detailed information about borrowings
Proceeds from issuing shares	$ 490.0
Maximum | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		4.50
Later than eight fiscal quarters | Maximum | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		3.75
Credit Facility
Disclosure of detailed information about borrowings
Undrawn borrowing facilities		$ 132.0	$ 121.0
Outstanding		1,568.0	335.5
Maximum aggregate amount of credit facility		1,700.0	456.5
Credit Facility | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings
Minimum acquisition aggregate cash consideration threshold to increase the maximum permitted net debt to EBIDTA ratio		$ 60.0
Credit Facility | Minimum
Disclosure of detailed information about borrowings
Operating cash flow to debt service ratio		1.50
Credit Facility | 2021 | Maximum
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		5.25
Credit Facility | Quarter 1, First Year | Maximum
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		5.25
Credit Facility | Quarter 2, First Year | Maximum
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		5.25
Credit Facility | Quarter 3, First Year | Maximum
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		5.25
Credit Facility | Second Year | Maximum
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		4.50
Credit Facility | Quarter 1, Second Year | Maximum
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		4.50
Credit Facility | Quarter 2, Second Year | Maximum
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		4.50
Credit Facility | Quarter 3, Second Year | Maximum
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		4.50
Credit Facility | Thereafter | Maximum
Disclosure of detailed information about borrowings
Net debt to EBITDA ratio		3.75
Revolving components
Disclosure of detailed information about borrowings
Undrawn borrowing facilities		$ 132.0	121.0
Maximum aggregate amount of credit facility		850.0	350.0
Term loan components
Disclosure of detailed information about borrowings
Maximum aggregate amount of credit facility		$ 850.0	106.5
Fixed interest rate		2.64%
Percentage of principal advance required to be repaid each year of the term of the agreement		1.25%
TELUS Corporation
Disclosure of detailed information about borrowings
Undrawn borrowing facilities		$ 132.0
TELUS Corporation | Credit Facility
Disclosure of detailed information about borrowings
Outstanding		140.1
TELUS Corporation | Revolving components
Disclosure of detailed information about borrowings
Outstanding		65.1
TELUS Corporation | Term loan components
Disclosure of detailed information about borrowings
Outstanding		$ 75.0
TELUS Corporation, share of lending, as a percent		8.90%
Subsidiaries | Credit Facility
Disclosure of detailed information about borrowings
Undrawn borrowing facilities		$ 0.0	2.2
Other lenders | Credit Facility
Disclosure of detailed information about borrowings
Outstanding		$ 1,427.9	$ 335.5
Borrowings weighted average interest rate		2.90%	3.25%
Other lenders | Revolving components
Disclosure of detailed information about borrowings
Outstanding		$ 652.9	$ 229.0
Other lenders | Term loan components
Disclosure of detailed information about borrowings
Outstanding		$ 775.0	$ 106.5